Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Entity Registrant Name	WESCO International, Inc.
Entity Central Index Key	0000929008
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Information [Line Items]
Entity Registrant Name	WESCO International, Inc.
Document Type	11-K
WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN
Cover [Abstract]
Document Period End Date	Dec. 31, 2025
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025